Equity - Schedule of changes in treasury shares (Details) - EUR (€) € in Millions		2 Months Ended	12 Months Ended
	Dec. 28, 2022	Jul. 14, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of equity [Line Items]
Opening balance			€ (1,612)	€ (4)	€ (10)
Purchased/sold for trading purposes			4	(4)	5
Purchased Share buyback programme			(1,721)	(1,604)
Cancelled Share buyback programme			2,124
Closing balance			€ (1,205)	€ (1,612)	€ (4)
Beginning balance, ordinary shares (in shares)			3,904,065,000	3,900,669,000	3,896,734,000
Issue of shares (in shares)			2,935,000	3,397,000	3,934,000
Share buyback programme (in shares)	107,000,000.0	40,700,000
Cancelled Share buyback programme (in shares)			(180,461,000)
Ending balance, ordinary shares (in shares)			3,726,539,000	3,904,065,000	3,900,669,000
Treasury shares
Disclosure of equity [Line Items]
Beginning balance, ordinary shares (in shares)			128,301,000	572,000	919,000
Issue of shares (in shares)			(312,000)	102,000	(348,000)
Share buyback programme (in shares)			159,866,000	127,628,000
Ending balance, ordinary shares (in shares)			107,395,000	128,301,000	572,000